NON-CURRENT ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale - Assets and liabilities reclassified (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 19,354,710	$ 16,998,859	$ 18,597,861	$ 17,032,857
Trading assets	29,097,591	20,163,214
Investment securities	39,252,615	39,162,618
Loans:
Commercial	108,308,984	115,414,643
Consumer	60,456,213	61,976,325
Mortgages	22,111,710	22,035,727
Interbank and overnight funds	1,777,516	705,055
Total loans, gross	192,655,943	200,136,125
Loss allowance	(8,429,970)	(10,006,639)
Total loans, net	184,225,973	190,129,486
Other accounts receivable, net	24,458,906	27,958,402
Tangible assets
Property, plant and equipment for own-use and given in operating lease, net	7,007,876	4,680,543
Right-of-use assets	1,482,036	1,351,624
Investment properties	882,979	972,935
Total tangible assets	9,608,300	7,243,441	6,995,890
Intangibles
Other intangible assets	2,954,167	2,758,318
Total Intangibles	18,506,391	19,296,486
Income tax assets:
Current	2,871,411	3,149,902
Deferred	1,366,820	1,628,201
Total income tax assets	4,238,231	4,778,103
Other assets	386,360	538,945
Total assets	348,936,677	327,859,383
Total assets of disposal group held for sale	18,199,621
Customer deposits:
Checking accounts	23,598,235	24,579,536
Savings accounts	88,238,541	79,614,904
Time deposits	95,105,917	96,329,827
Other deposits	462,545	347,910
Total Customer deposits	207,405,238	200,872,177
Financial obligations:
Interbank borrowings and overnight funds	22,655,425	18,509,769
Borrowings from banks and others	24,559,175	28,098,159
Bonds issued	21,456,986	26,215,847
Total financial obligations	68,671,586	72,823,775
Provisions
Non legal related	834,219	910,145
Total Provisions	989,597	1,102,671	1,083,283	1,227,171
Income tax liabilities
Current	203,908	247,502
Deferred	5,958,848	5,616,464
Total Income tax liabilities	6,162,756	5,863,966
Employee benefits	987,752	1,003,303
Other liabilities	11,531,259	11,996,981
Total liabilities	314,193,836	294,696,465
Liabilities of disposal group classified as held for sale	16,459,367
Discontinued operations [member]
Assets
Cash and cash equivalents	351,881	$ 753,175	$ 606,463	$ 983,135
Trading assets	118,664
Investment securities	2,856,396
Loans:
Commercial	7,730,539
Consumer	3,836,119
Mortgages	3,110,177
Interbank and overnight funds	138,892
Total loans, gross	14,815,727
Loss allowance	(262,011)
Total loans, net	14,553,716
Other accounts receivable, net	383,898
Non-current assets held for sale	27,201
Tangible assets
Property, plant and equipment for own-use and given in operating lease, net	197,768
Right-of-use assets	33,076
Investment properties	10,026
Total tangible assets	240,870
Intangibles
Other intangible assets	93,650
Total Intangibles	93,650
Income tax assets:
Current	54,618
Deferred	107,283
Total income tax assets	161,901
Other assets	164,423
Total assets	18,952,600
Effects arising from intra-group transactions	(752,979)
Total assets of disposal group held for sale	18,199,621
Customer deposits:
Checking accounts	2,066,299
Savings accounts	2,128,587
Time deposits	8,630,875
Other deposits	3,770
Total Customer deposits	12,829,531
Financial obligations:
Interbank borrowings and overnight funds	94,089
Borrowings from banks and others	2,446,554
Bonds issued	1,407,405
Total financial obligations	3,948,048
Provisions
Non legal related	960
Total Provisions	960
Income tax liabilities
Current	1,495
Deferred	1,475
Total Income tax liabilities	2,970
Employee benefits	14,468
Other liabilities	416,369
Total liabilities	17,212,346
Effects arising from intra-group transactions	(752,979)
Liabilities of disposal group classified as held for sale	16,459,367
Net of assets and liabilities as non-current held for sale	$ 1,740,254